Recently Adopted and Recently Issued Accounting Guidance	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Recently Adopted and Recently Issued Accounting Guidance	Recently Adopted and Recently Issued Accounting Guidance
Recently Adopted Accounting Guidance.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued guidance to enhance the transparency of income tax disclosures including additional details on the rate reconciliation and taxes paid by jurisdiction. These changes became effective for fiscal years beginning after December 15, 2024. The adoption of this new disclosure, including retrospective changes, is reflected in Note H of the Consolidated Financial Statements.
Recently Issued Accounting Guidance.
In December 2025, the FASB issued guidance to establish the recognition, measurement, and presentation of government grants received by business entities. These changes become effective for fiscal years beginning after December 15, 2028 for interim and annual reporting periods. Management is currently evaluating the impact of these changes on the Consolidated Financial Statements.
In September 2025, the FASB issued guidance to simplify the requirements for the capitalization of costs surrounding internally-developed software. These changes become effective for fiscal years beginning after December 15, 2027 for interim and annual reporting periods. Management is currently evaluating the impact of these changes on the Consolidated Financial Statements.
In July 2025, the FASB issued guidance to simplify the process of estimating credit losses for current contract assets and accounts receivable. These changes become effective for fiscal years beginning after December 15, 2025 for interim and annual reporting periods. Management has concluded these changes will not have a material impact on the Consolidated Financial Statements.
In November 2024, the FASB issued guidance to improve disclosures about an entity’s expenses including more detailed information about the components of expenses in commonly presented expense captions. These changes become effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Management is currently evaluating the impact of these changes on the Consolidated Financial Statements.